Schedule I - Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 906.1
Fair Value	1,117.8
Amount at which shown in balance sheet	1,114.4	$ 1,070.8
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	760.8
Fair Value	956.7
Amount at which shown in balance sheet	956.7
U.S. government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.6
Fair Value	0.7
Amount at which shown in balance sheet	0.7
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	13.0
Fair Value	14.9
Amount at which shown in balance sheet	14.9
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	8.4
Fair Value	10.8
Amount at which shown in balance sheet	10.8
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	102.1
Fair Value	102.4
Amount at which shown in balance sheet	102.4
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	5.0
Fair Value	5.0
Amount at which shown in balance sheet	5.0
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	31.8
Fair Value	33.9
Amount at which shown in balance sheet	33.9
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	491.3
Fair Value	646.1
Amount at which shown in balance sheet	646.1
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	108.6
Fair Value	142.9
Amount at which shown in balance sheet	142.9
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	62.9
Fair Value	75.3
Amount at which shown in balance sheet	75.3
Common Stock
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1.8
Fair Value	2.3
Amount at which shown in balance sheet	2.3
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	61.1
Fair Value	73.0
Amount at which shown in balance sheet	73.0
Commercial mortgage loans on real estate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	47.4
Fair Value	50.8
Amount at which shown in balance sheet	47.4
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	5.6
Fair Value	5.6
Amount at which shown in balance sheet	5.6
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	29.4
Fair Value	29.4
Amount at which shown in balance sheet	$ 29.4